Fair Value Measurements of Company's Long-Term Financial Instruments (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Private Equity Funds Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Carrying Value	$ 2,488,476	$ 3,197,218
Long-term investment - cost method investment, Fair Value	3,470,339	3,061,319
Fixed Income Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Carrying Value	483,512	10,480,964
Long-term investment - held-to-maturity, Fair Value	493,237	10,774,099
Other Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Carrying Value	2,224,999
Long-term investment - held-to-maturity, Carrying Value	4,673,952
Long-term investment - cost method investment, Fair Value	2,224,999
Long-term investment - held-to-maturity, Fair Value	4,920,793
Significant Other Observable Inputs (Level 2) | Fixed Income Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Fair Value	493,237	10,774,099
Significant Other Observable Inputs (Level 2) | Other Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Fair Value	4,920,793
Significant Unobservable Inputs (Level 3) | Private Equity Funds Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Fair Value	3,470,339	3,061,319
Significant Unobservable Inputs (Level 3) | Other Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Fair Value	$ 2,224,999